SUPPLEMENT Dated September 26, 2007
To The Prospectuses and Statements of Additional Information
Each Dated April 30, 2007 For
ING Marathon Plus
ING Marathon Plus (IICA)
ING Variable Annuity
ING Growth Plus
ING Growth Plus (IICA)
Issued By ING Life Insurance and Annuity Company
Through either its Variable Annuity Account B or I

This supplement updates the Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-531-4547.

Effective October 1, 2007, the principal executive office of ING Life Insurance and Annuity Company, the issuer of your variable annuity contract, and ING Financial Advisers, LLC, the principal underwriter and distributor of your variable annuity contract, is changed to the following:

One Orange Way
Windsor, CT 06095-4774

Accordingly, all references to these executive offices in the Prospectus and SAI are changed to the above address.

ILIAC – 146003

09/26/07